Warrants (Details) - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Warrants Abstract
Number of Warrants Outstanding at beginning	15,399,681	0	0
Number of Warrants issued	62,857	15,399,681	0
Number of Warrants Forfeited	(57,143)
Number of Warrants Outstanding at end	15,405,395	15,399,681	0
Weighted Average Exercise Price per Share Outstanding at beginning	$ 2.53	$ 0.00	$ 0.00
Weighted Average Exercise Price per Share issued	3.50	2.53	0.00
Weighted Average Exercise Price per Share Forfeited	$ 3.50
Weighted Average Exercise Price per Share Outstanding at end	$ 2.52	$ 2.53	$ 0.00
Weighted Average Remaining Life of Warrants Outstanding at beginning (Years)	4 months 24 days
Weighted Average Remaining Life of Warrants issued (Years)	5 years 4 days	1 year 22 days
Weighted Average Remaining Life of Warrants Outstanding at end (Years)	2 months 5 days	4 months 24 days
Aggregate Intrinsic Value Warrants Outstanding at beginning	$ 4,500,000	$ 0	$ 0
Aggregate Intrinsic Value Warrants issued	0	4,500,000	0
Aggregate Intrinsic Value Warrants Forfeited	0
Aggregate Intrinsic Value Warrants Outstanding at end	$ 0	$ 4,500,000	$ 0